Income Taxes Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Beginning balance		$ 1,052	$ 1,493	$ 1,187
Additions for tax positions related to the current year		442	329	315
Additions for tax positions of prior years		15	23	31
Reductions for tax positions of prior years		(66)	(111)	(26)
Settlements with taxing authorities		(104)	(541)	(9)
Statute closings		(30)	(18)	(5)
Audit Resolutions	$ (99)	0	123	0
Ending balance	$ 1,052	1,706	1,052	1,493
Unrecognized Tax Benefits, Increase Resulting from Acquisition		$ 397	$ 0	$ 0